COMMITMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Minimum rental and lease payments	$ 888	$ 37
Later Than One Year And Not Later Than Five Years [Member]
Statement [Line Items]
Minimum rental and lease payments	330	14
Later Than Five Years [Member]
Statement [Line Items]
Minimum rental and lease payments	462	3
Not later than one year [Member]
Statement [Line Items]
Minimum rental and lease payments	$ 96	$ 20